Income Taxes - Schedule of Significant Components of the Aggregate Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Deferred Tax Assets:
Net operating loss carry-forwards	$ 4,876,038	$ 4,406,475	$ 281,694
Capital allowances	150,591	105,298	132
Less: valuation allowance	(5,026,629)	(4,511,773)	(281,826)
Deferred tax assets, net
Deferred tax liabilities:
Capitalized R&D expenses
Deferred tax (liabilities) assets, net